SCHEDULE OF FAIR VALUE OF ASSETS AND LIABILITIES (Details) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
IfrsStatementLineItems [Line Items]
Cash	$ 474,317	$ 60,486	$ 13,054
Cash [Member]
IfrsStatementLineItems [Line Items]
Cash	474,317
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash	474,317
Level 1 of fair value hierarchy [member] | Cash [Member]
IfrsStatementLineItems [Line Items]
Cash	474,317
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash
Level 2 of fair value hierarchy [member] | Cash [Member]
IfrsStatementLineItems [Line Items]
Cash
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Cash
Level 3 of fair value hierarchy [member] | Cash [Member]
IfrsStatementLineItems [Line Items]
Cash